INCOME TAXES (Narrative) (Details) $ in Thousands, ₪ in Billions	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Required income from exports, percent		25.00%	25.00%
Withholding tax rate		15.00%	15.00%
Trapped Profits Agreement Net Effect			$ 3,716	$ 0	$ 0
Corporate tax rate		23.00%	23.00%
Taxable income in Israel is attributable to Preferred Enterprises tax rate		16.00%	16.00%
Unrecognized deferred tax liability related to the Israel income taxes of undistributed earnings of foreign subsidiaries indefinitely invested outside the Israel			$ 18,381
Minimum [Member]
Corporate tax on income if approved enterprise status earnings are distributed		10.00%	10.00%
Permanent reduction in corporate tax rate		21.00%	21.00%
The minimum holding rate by foreign investors for which the company will be entitled to a reduced tax rate on dividend		15.00%	15.00%
Maximum [Member]
Corporate tax on income if approved enterprise status earnings are distributed		25.00%	25.00%
Permanent reduction in corporate tax rate		35.00%	35.00%
The minimum holding rate by foreign investors for which the company will be entitled to a reduced tax rate on dividend		20.00%	20.00%
Foreign-Derived Intangible Income [Member]
Corporate tax rate						13.125%
Law for the Encouragement of Capital Investments Investment First Plan [Member]
Period of full tax exemption		4 years	4 years
Tax rate after full exemption period		25.00%	25.00%
Post exemption period		3 years	3 years
Law for the Encouragement of Capital Investments Investment Plan Second and Third Plans [Member]
Period of full tax exemption		2 years	2 years
Tax rate after full exemption period		25.00%	25.00%
Post exemption period		5 years	5 years
Development Area A [Member]
Tax rate applicable to approved industrial enterprise, 2015 and after		6.00%	6.00%
Tax rate applicable to approved industrial enterprise, 2013-2014		7.00%	7.00%
Development Area A [Member] | Minimum [Member]
Taxable income in Israel is attributable to Preferred Enterprises tax rate		9.00%	9.00%
Development Area A [Member] | Maximum [Member]
Taxable income in Israel is attributable to Preferred Enterprises tax rate		7.50%	7.50%
Outside development area A [Member]
Tax rate applicable to approved industrial enterprise, 2015 and after		12.00%	12.00%
Tax rate applicable to approved industrial enterprise, 2013-2014		12.50%	12.50%
Preferred Area A [Member]
Withholding tax rate		15.00%	15.00%
Tax rate applicable to approved industrial enterprise, 2015 and after		6.00%	6.00%
Required percentage of export of company' s total turnover		25.00%	25.00%
Tax rate applicable to approved industrial enterprise, 2011-2012		10.00%	10.00%
Tax rate applicable to approved industrial enterprise, 2013-2014		7.00%	7.00%
The minimum holding rate by foreign investors for which the company will be entitled to a reduced tax rate on dividend		20.00%	20.00%
Outside Preferred Area A [Member]
Tax rate applicable to approved industrial enterprise during the current period and the next rolling twelve months following the latest balance sheet presented in other than Development Zone A		15.00%	15.00%
Tax rate applicable to approved industrial enterprise, 2015 and after		12.00%	12.00%
Required percentage of export of company' s total turnover		25.00%	25.00%
Tax rate applicable to approved industrial enterprise, 2011-2012		15.00%	15.00%
Tax rate applicable to approved industrial enterprise, 2013-2014		12.50%	12.50%
Taxable income in Israel is attributable to Preferred Enterprises tax rate		16.00%	16.00%
Preferred Technological Enterprises [Member]
The limit of consolidated revenue for which the Company is entitled to be considered a preferred technology enterprise | ₪		₪ 10
Technological preferred enterprise subject tax rate		12.00%	12.00%
Foreign Corporate [Member]
The minimum holding rate by foreign investors for which the company will be entitled to a reduced tax rate on dividend		4.00%	4.00%
Foreign Investors [Member]
The minimum holding rate by foreign investors for which the company will be entitled to a reduced tax rate on dividend		90.00%	90.00%
Subsequent Event [Member] | Foreign-Derived Intangible Income [Member]
Corporate tax rate	16.406%